Research and Development Expense	12 Months Ended
Dec. 31, 2017
Research and Development Expense/General and Administrative Expense/Finance Income and Finance Expense [Abstract]
Research and development expense

16. Research and development expense

	December 31, 2017	December 31, 2016	December 31, 2015
Pre-clinical projects	642,821	546,429	468,326
Clinical projects	12,365,768	16,639,304	20,808,025
Drug manufacturing and substance	2,027,184	2,608,814	1,866,148
Employee benefits and expenses	2,773,516	2,854,624	2,140,664
Lease expenses	111,680	84,344	42,953
Patents and trademarks	603,892	941,836	824,201
Regulatory projects	632,387	1,043,287	331,822
Depreciation tangible assets	53,594	58,125	54,037
Total research and development expense	19,210,842	24,776,763	26,536,176